SUBSEQUENT EVENTS (Detail) - shares	1 Months Ended		3 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 31, 2020
Class B Common Stock
Subsequent Event [Line Items]
Share dividend			575,000
Common shares, shares outstanding				6,950,072	7,200,000	7,200,000
Common shares, shares issued				6,950,072	7,200,000
Founder Shares | Class B Common Stock
Subsequent Event [Line Items]
Share dividend	575,000
Common shares, shares outstanding	7,200,000	6,625,000	7,200,000
Common shares, shares issued	7,200,000	6,625,000	7,200,000
SUBSEQUENT EVENTS | Founder Shares
Subsequent Event [Line Items]
Share dividend	575,000	1,006,250
Common shares, shares outstanding	7,200,000	6,625,000	7,200,000
Common shares, shares issued	7,200,000	6,625,000	7,200,000
SUBSEQUENT EVENTS | Founder Shares | Class B Common Stock
Subsequent Event [Line Items]
Share dividend	575,000	1,006,250
Common shares, shares outstanding	7,200,000	6,625,000	7,200,000
Common shares, shares issued	7,200,000	6,625,000	7,200,000
SUBSEQUENT EVENTS | Sponsor | Class B Common Stock
Subsequent Event [Line Items]
Number of shares surrender		131,250